Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2013
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	Jan. 28, 2014
Document Effective Date	Jan. 31, 2014
Prospectus Date	Jan. 31, 2014
Dreyfus Diversified Emerging Markets Fund | Class I
Risk/Return:
Trading Symbol	SBCEX
Dreyfus Diversified Emerging Markets Fund | Class A
Risk/Return:
Trading Symbol	DBEAX
Dreyfus Diversified Emerging Markets Fund | Class C
Risk/Return:
Trading Symbol	DBECX
Dreyfus Diversified Emerging Markets Fund | Class Y
Risk/Return:
Trading Symbol	SBYEX
Dreyfus/The Boston Company Small Cap Growth Fund | Dreyfus/The Boston Company Small Cap Growth Fund - Class I
Risk/Return:
Trading Symbol	SSETX
Dreyfus/The Boston Company Small Cap Growth Fund | Class Y
Risk/Return:
Trading Symbol	SSYGX
Dreyfus/The Boston Company Small Cap Value Fund | Dreyfus/The Boston Company Small Cap Value Fund - Class I
Risk/Return:
Trading Symbol	STSVX
Dreyfus/The Boston Company Small Cap Value Fund | Dreyfus/The Boston Company Small Cap Value Fund - Class A
Risk/Return:
Trading Symbol	RUDAX
Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class I
Risk/Return:
Trading Symbol	SDSCX
Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	DBMAX
Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class C
Risk/Return:
Trading Symbol	DBMCX
Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class Y
Risk/Return:
Trading Symbol	DBMYX
Dreyfus/Standish Intermediate Tax Exempt Bond Fund | Class I
Risk/Return:
Trading Symbol	SDITX
Dreyfus/Standish Intermediate Tax Exempt Bond Fund | Class A
Risk/Return:
Trading Symbol	DSDAX
Dreyfus/Standish Intermediate Tax Exempt Bond Fund | Class C
Risk/Return:
Trading Symbol	DSDCX
Dreyfus/Standish Intermediate Tax Exempt Bond Fund | Class Y
Risk/Return:
Trading Symbol	SDYTX
Dreyfus/Newton International Equity Fund | Dreyfus/Newton International Equity Fund - Class I
Risk/Return:
Trading Symbol	SNIEX
Dreyfus/Newton International Equity Fund | Class A
Risk/Return:
Trading Symbol	NIEAX
Dreyfus/Newton International Equity Fund | Class C
Risk/Return:
Trading Symbol	NIECX
Dreyfus/Newton International Equity Fund | Class Y
Risk/Return:
Trading Symbol	NIEYX